UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 12, 2011
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   34
                                                     ------------

Form 13F Information Table Value Total:              $  237,296
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Big Lots                COM          089302103   4008863           120931SH      SOLE          120931        0         0
Brandywine Realty T     COM           105368203  2385535           205827SH      SOLE          205827        0         0
CIT Group               COM           125581801  5185546           117161SH      SOLE          117161        0         0
CareFusion Corporat     COM          14170T101   7790264           286723SH      SOLE          286723        0         0
Carter's                COM           146229109 10251508           333274SH      SOLE          333274        0         0
Chart Industries        COM          16115Q308   9963305           184574SH      SOLE          184574        0         0
Covanta Holdings        COM          22282E102   8264920           501208SH      SOLE          501208        0         0
Edwards Lifescience     COM          28176E108   2542082            29159SH      SOLE           29159        0         0
Euronet Worldwide       COM           298736109  3724844           241716SH      SOLE          241716        0         0
General Cable           COM           369300108 10712276           251580SH      SOLE          251580        0         0
Global Payments         COM          37940X102   9421434           184734SH      SOLE          184734        0         0
HCC Insurance Holdi     COM           404132102 10313793           327422SH      SOLE          327422        0         0
Hexcel                  COM           428291108 12233226           558850SH      SOLE          558850        0         0
Host Hotels & Resor     COM          44107P104  10422030           614869SH      SOLE          614869        0         0
IDEX Corporation        COM          45167R104   8589126           187331SH      SOLE          187331        0         0
Jacobs Engineering      COM           469814107  8562419           197975SH      SOLE          197975        0         0
Key Energy Services     COM           492914106 12618414           701023SH      SOLE          701023        0         0
Kinder Morgan Energ     COM           494550106  3419678            47103SH      SOLE           47103        0         0
Kinder Morgan Manag     COM          49455U100   5177618            78939SH      SOLE           78939        0         0
Kroger                  COM           501044101  9711581           391596SH      SOLE          391596        0         0
Lazard                  COM          G54050102    350818             9456SH      SOLE           9456         0         0
Neustar                 COM          64126X201  11724736           447509SH      SOLE          447509        0         0
PartnerRe               COM          G6852T105   8875522           128911SH      SOLE          128911        0         0
Pioneer Natural Res     COM           723787107  9417479           105141SH      SOLE          105141        0         0
Reliance Steel & Al     COM           759509102  9778170           196942SH      SOLE          196942        0         0
Roper Industries        COM           776696106  5379264            64577SH      SOLE           64577        0         0
Ross Stores             COM           778296103  9919016           123802SH      SOLE          123802        0         0
SEI Investments         COM           784117103  8357423           371276SH      SOLE          371276        0         0
Southern Union Co.      COM           844030106  8390427           208977SH      SOLE          208977        0         0
Valeant Pharma Int'     COM          91911K102  12098418           232841SH      SOLE          232841        0         0
Wabtec                  COM           929740108  8205996           124863SH      SOLE          124863        0         0
Waddell & Reed Fina     COM           930059100 10277308           282732SH      SOLE          282732        0         0
Weatherford Interna     COM          H27013103   7118625           379660SH      SOLE          379660        0         0
Western Union           COM           959802109  7164411           357684SH      SOLE          357684        0         0

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